Expense Example - SA BlackRock VCP Global Multi Asset Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	94	310	545	1,217	119	389	679	1,504